Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	30
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$144,966,545.00	0.3624164	$123,133,439.13	0.3078336	$21,833,105.88
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$357,616,545.00	0.2859445	$335,783,439.13	0.2684871	$21,833,105.88

Weighted Avg. Coupon (WAC)	3.12%		3.12%
Weighted Avg. Remaining Maturity (WARM)	29.74		28.83
Pool Receivables Balance	$386,316,805.00		$363,812,649.29
Remaining Number of Receivables	42,915		41,728

Adjusted Pool Balance	$376,518,240.20		$354,685,134.32

III. COLLECTIONS

Principal:
Principal Collections	$21,858,668.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$490,192.10
Total Principal Collections	$22,348,860.43

Interest:
Interest Collections	$1,024,151.29
Late Fees & Other Charges	$48,641.40
Interest on Repurchase Principal	$-
Total Interest Collections	$1,072,792.69

Collection Account Interest	$12,563.38
Reserve Account Interest	$1,947.36
Servicer Advances	$-

Total Collections	$23,436,163.86

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Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	30
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$23,436,163.86
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,436,163.86

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$321,930.67	$-	$321,930.67	$321,930.67
	Collection Account Interest					$12,563.38
	Late Fees & Other Charges					$48,641.40
Total due to Servicer						$383,135.45

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$126,845.73		$126,845.73
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$273,241.65		$273,241.65	$273,241.65

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$22,626,948.76

9.	Regular Principal Distribution Amount:					$21,833,105.88

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$21,833,105.88
	Class A-4 Notes				$-
	Class A Notes Total:		$21,833,105.88		$21,833,105.88
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$21,833,105.88		$21,833,105.88

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					793,842.88

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,798,564.80
Beginning Period Amount	$9,798,564.80
Current Period Amortization	$671,049.83
Ending Period Required Amount	$9,127,514.97
Ending Period Amount	$9,127,514.97
Next Distribution Date Required Amount	$8,482,166.15

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Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	30
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.02%	5.33%	5.33%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.79%	41,225	98.19%	$357,223,870.98
30 - 60 Days	0.97%	405	1.44%	$5,226,726.67
61 - 90 Days	0.21%	86	0.33%	$1,194,476.96
91-120 Days	0.03%	12	0.05%	$167,574.68
121 + Days	0.00%	0	0.00%	$-
Total		41,728		$363,812,649.29

Delinquent Receivables 30+ Days Past Due
Current Period	1.21%	503	1.81%	$6,588,778.31
1st Preceding Collection Period	1.13%	487	1.70%	$6,560,831.88
2nd Preceding Collection Period	1.07%	473	1.66%	$6,790,589.26
3rd Preceding Collection Period	1.02%	462	1.55%	$6,690,526.29
Four-Month Average	1.11%		1.68%

Repossession in Current Period		28		$390,989.09
Repossession Inventory		87		$360,875.68

Current Charge-Offs
Gross Principal of Charge-Offs				$645,487.38
Recoveries				$(490,192.10)
Net Loss				$155,295.28

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.48%

Average Pool Balance for Current Period				$375,064,727.14

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.50%
1st Preceding Collection Period				0.55%
2nd Preceding Collection Period				0.61%
3rd Preceding Collection Period				1.26%
Four-Month Average				0.73%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	63	2,014	$29,300,202.55
Recoveries	58	1,788	$(15,759,823.58)
Net Loss			$13,540,378.97
Cumulative Net Loss as a % of Initial Pool Balance			1.04%

Net Loss for Receivables that have experienced a Net Loss *	56	1,591	$13,578,321.33
Average Net Loss for Receivables that have experienced a Net Loss			$8,534.46

Principal Balance of Extensions			$1,545,945.86
Number of Extensions			107

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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